Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005


                                                                  April 20, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:  Fairholme Funds, Inc.
               (File Nos. 811-9607 and 333-88517)


Dear Sir or Madam:

          On behalf of Fairholme Funds, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the prospectus and statement additional of information for the Fund that would have been filed under Rule 497(c) do not differ from those filed in the most recent post-effective amendment, the text of which were filed electronically.



                                                    Sincerely,

                                                    /s/  Michelle C. Roberts
                                                    -------------------------
                                                         Michelle C. Roberts




22146.0001 #565059